Offerings - Offering: 1	Apr. 15, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.850% First Mortgage Obligations, 2025 Series A Bonds due 2055
Maximum Aggregate Offering Price	$ 700,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,670.00
Offering Note	Represents the aggregate principal amount of the registrant's 5.850% First Mortgage Obligations, 2025 Series A Bonds due 2055 to be offered in the exchange offer to which the registration statement relates.